Other Financial Obligations (Details) - Schedule of other financial obligations $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of other financial obligations [Abstract]
Other Chilean obligations	$ 191,258		$ 138,575
Public sector obligations	455		17,654
Total	$ 191,713	$ 269,298	$ 156,229